Selected Quarterly Financial Information (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											9 Months Ended		12 Months Ended		72 Months Ended	81 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Selected Quarterly Financial Information (unaudited)
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Research and development	11,101	4,345	2,390	1,998	1,595	1,578	1,621	3,422	3,627	3,316	3,531	17,836	4,794	6,792	13,896	74,891	92,727
General and administrative	4,166	3,241	1,738	1,548	2,259	1,694	1,388	1,827	1,321	1,396	1,194	9,145	5,341	6,889	5,738	27,349	36,494
Loss from operations	(15,267)	(7,586)	(4,128)	(3,546)	(3,854)	(3,272)	(3,009)	(5,249)	(4,948)	(4,712)	(4,725)	(26,981)	(10,135)	(13,681)	(19,634)	(102,240)	(129,221)
Net loss attributable to common stockholders	$ (18,424)	$ (11,863)	$ (6,361)	$ (5,606)	$ (5,928)	$ (5,326)	$ (4,765)	$ (6,052)	$ (6,765)	$ (6,441)	$ (6,213)	$ (36,648)	$ (16,019)	$ (21,625)	$ (25,471)	$ (127,785)	$ (164,433)
Basic and diluted earnings per common share (in dollars per share)	$ (10.26)	$ (8.07)	$ (4.33)	$ (3.82)	$ (4.07)	$ (3.68)	$ (3.31)	$ (4.27)	$ (4.81)	$ (4.65)	$ (4.56)	$ (23.21)	$ (11.07)	$ (14.89)	$ (18.27)